Tax - Summary of Unrecognised Deferred Tax Position (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unrecognised deferred tax position [line items]
Unrecognised deferred tax	$ 163	$ 184
Gross carrying amount	989	1,002
Revenue losses [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	448	452
Unrecognised deferred tax	67	76
Capital losses [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	516	515
Unrecognised deferred tax	90	99
Total losses [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	964	967
Unrecognised deferred tax	157	175
Other [member]
Unrecognised deferred tax position [line items]
Unrecognised deferred tax	6	9
Gross carrying amount	$ 25	$ 35